Going Concern and Management Plans (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2015	Jan. 31, 2015	Mar. 31, 2015	May. 11, 2014
Working capital deficit			$ 26,536
Stockholders' equity deficit			119,014
Convertible notes payable			$ 655,000
Proceeds form private placement offering		$ 5,296,656
Subsequent Event [Member]
Private placement offering	3,531,104
Proceeds form private placement offering	$ 5,296,656
Principal amount of convertible notes converted into common stock	645,000
Offering costs	763,000
Net proceeds form private placement offering	$ 4,534,000